Note 3 - Inventories (Tables)	9 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 3 1 , 2014	March 31, 2014
Raw materials	$3,271	$3,456
Work in process	457	329
Finished goods	586	409
Inventories, net	$4,314	$4,194